PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 15.5%
Certificates of Deposit 12.1%
Banco Santander SA, SOFR + 0.510%	5.830%(c)	01/31/25	152,000	$152,233,936
Bank of America NA	5.300	02/14/25	80,000	79,817,938
Bank of Montreal, SOFR + 0.640%	5.960(c)	07/22/24	150,000	150,169,591
Bank of Nova Scotia,
SOFR + 0.300% (Cap N/A, Floor 0.000%)	5.620(c)	03/13/25	126,000	125,969,092
SOFR + 0.480%	5.800(c)	12/02/24	70,000	70,090,875
BNP Paribas SA,
SOFR + 0.420%	5.740(c)	12/18/24	70,000	70,063,622
SOFR + 0.650%	5.970(c)	07/08/24	75,000	75,077,899

Canadian Imperial Bank of Commerce	6.000	10/18/24	62,500	62,595,636

Canadian Imperial Bank of Commerce, US Federal Funds Effective Rate + 0.500% (Cap N/A, Floor 0.000%)	5.830(c)	01/10/25	100,000	100,190,999
Citibank NA,
SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.700(c)	01/10/25	85,000	85,067,300
SOFR + 0.680% (Cap N/A, Floor 0.000%)	6.000(c)	06/12/24	36,000	36,024,341

Credit Industriel et Commercial	5.550	04/14/25	31,500	31,485,396
Natixis SA	5.400	03/17/25	75,000	74,889,804

Natixis SA, SOFR + 0.420%	5.740(c)	01/06/25	140,400	140,532,814

Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.610(c)	02/24/25	90,000	90,003,737
Svenska Handelsbanken,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.610(c)	02/21/25	74,000	74,010,306
SOFR + 0.450% (Cap N/A, Floor 0.000%)	5.770(c)	12/13/24	100,000	100,126,601
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.960(c)	07/08/24	156,500	156,660,425

Swedbank AB, SOFR + 0.640%	5.960(c)	07/19/24	100,000	100,122,218
Toronto-Dominion Bank (The),
SOFR + 0.640%	5.960(c)	07/03/24	60,000	60,056,618
SOFR + 0.650%	5.970(c)	09/13/24	100,000	100,060,231

Toronto-Dominion Bank (The)	6.000	10/18/24	45,000	45,067,996
Wells Fargo Bank NA,
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.960(c)	06/07/24	135,000	135,077,055
SOFR + 0.660% (Cap N/A, Floor 0.000%)	5.980(c)	05/13/24	98,000	98,019,949

Total Certificates of Deposit (cost $2,211,900,000)				2,213,414,379
Commercial Paper 0.6%
Bank of New York Mellon Corp. (The), , SOFR + 0.350% (cost $109,000,000)	5.670(c)	05/09/25	109,000	108,992,903

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 1.9%
Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300% (Cap N/A, Floor 0.000%)	5.620%(c)	02/24/25	115,000	$114,990,839
Sr. Unsec’d. Notes, MTN, SOFR + 0.500% (Cap N/A, Floor 0.000%)	5.820(c)	12/09/24	68,000	68,117,994
Sr. Unsec’d. Notes, MTN, SOFR + 0.520% (Cap N/A, Floor 0.000%)	5.840(c)	08/22/24	75,000	75,053,222
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.877(c)	10/16/24	25,000	25,041,750
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	5.940(c)	06/13/24	60,000	60,032,258

Total Corporate Bonds (cost $343,000,000)				343,236,063
Municipal Bonds 0.7%
Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	5.330(cc)	01/01/61	50,000	50,000,000
Illinois 0.1%
Illinois Finance Authority, Taxable, Revenue Bonds	5.330(cc)	10/01/42	23,500	23,500,000
Texas 0.3%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	5.320(cc)	08/01/45	52,000	52,000,000

Total Municipal Bonds (cost $125,500,000)				125,500,000
U.S. Government Agency Obligation 0.2%
Federal Home Loan Bank (cost $50,000,000)	5.425(c)	11/08/24	50,000	50,015,603

Total Long-Term Investments (cost $2,839,400,000)				2,841,158,948

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Short-Term Investments 84.9%
Certificates of Deposit 9.5%
Banco Santander SA, SOFR + 0.400%	5.720%(c)	05/10/24	45,000	$45,003,281
Bank of America NA,
SOFR + 0.350%	5.670(c)	01/07/25	73,000	73,034,441
SOFR + 0.600%	5.920(c)	07/29/24	104,000	104,113,918

Bank of America Securities, Inc., SOFR + 0.330%	5.650(c)	04/03/25	100,000	99,998,507
Bank of Nova Scotia, SOFR + 0.470%	5.790(c)	07/25/24	8,000	8,006,873
BNP Paribas Fortis SA, SOFR + 0.620%	5.940(c)	08/01/24	118,750	118,903,353
BNP Paribas SA	5.310	11/18/24	41,500	41,447,358

BNP Paribas SA	5.550	04/04/25	50,000	49,990,956

BNP Paribas SA	5.820	05/07/24	75,000	75,004,328

BNP Paribas SA, SOFR + 0.300%	5.620(c)	03/04/25	25,250	25,244,037

Citibank NA	5.860	06/20/24	34,600	34,607,467
Credit Agricole Corporate & Investment Bank	5.400	03/28/25	140,000	139,746,012

Credit Agricole Corporate & Investment Bank	5.470	05/06/24	194,000	194,001,581

Credit Industriel et Commercial	5.370	12/05/24	30,000	29,967,572
MUFG Bank Ltd., SOFR + 0.280%	5.600(c)	07/17/24	123,000	123,033,444
Natixis SA	5.750	07/22/24	67,000	67,032,447
Nordea Bank Abp, SOFR + 0.580%	5.900(c)	08/05/24	120,500	120,632,463
State Street Bank & Trust Co., SOFR + 0.470%	5.790(c)	05/21/24	105,000	105,020,890
Swedbank AB, SOFR + 0.240%	5.560(c)	11/20/24	100,000	99,991,784
Wells Fargo Bank NA,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.610(c)	02/14/25	73,000	73,012,880
SOFR + 0.490% (Cap N/A, Floor 0.000%)	5.810(c)	08/05/24	61,000	61,062,218
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.920(c)	08/02/24	7,000	7,009,070

Westpac Banking Corp., SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.870(c)	05/10/24	50,000	50,006,299

Total Certificates of Deposit (cost $1,745,661,873)				1,745,871,179
Commercial Paper 40.7%
ANZ Group Holdings Ltd.,
144A	5.673(n)	06/27/24	45,000	44,614,590
144A	5.708(n)	07/01/24	40,000	39,634,292
AstraZeneca PLC,
144A	5.514(n)	09/23/24	26,250	25,657,027
144A	5.526(n)	10/07/24	26,250	25,600,556

Banco Santander SA, 144A	5.426(n)	06/14/24	25,000	24,831,094

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Bank of America Securities, Inc.,
144A	5.646%(n)	05/28/24	106,000	$105,554,946
144A, SOFR + 0.360%	5.680(c)	01/17/25	21,450	21,460,906
144A, SOFR + 0.580%	5.900(c)	10/11/24	40,000	40,067,041
Bank of Montreal,
144A, SOFR + 0.340%	5.660(c)	04/03/25	100,000	100,014,897
144A, SOFR + 0.600%	5.920(c)	05/01/24	82,250	82,251,059

Banner Health	5.395(n)	05/01/24	14,000	13,997,899
Bosch Robert Finance LLC, 144A	5.393(n)	05/03/24	50,000	49,977,678
BPCE SA,
144A, SOFR + 0.320%	5.640(c)	03/10/25	75,000	74,980,930
144A, SOFR + 0.590%	5.910(c)	08/05/24	125,000	125,170,125
CDP Financial, Inc.,
144A	5.199(n)	02/03/25	39,000	37,402,276
144A	5.362(n)	05/01/24	78,000	77,988,511
144A	5.374(n)	09/11/24	40,000	39,200,467
144A	5.573(n)	06/10/24	30,000	29,817,174
144A	5.574(n)	06/11/24	30,500	30,309,558
144A, SOFR + 0.350%	5.670(c)	01/06/25	116,500	116,586,910
144A, SOFR + 0.400%	5.720(c)	12/12/24	29,000	29,029,249
Cisco Systems, Inc.,
144A	5.313(n)	07/29/24	34,000	33,546,950
144A	5.322(n)	08/13/24	54,000	53,160,525

Cornell University	5.447(n)	05/14/24	24,000	23,949,252
DNB Bank ASA, 144A	5.680(n)	06/27/24	63,000	62,463,837
Eli Lilly & Co., 144A	5.355(n)	05/10/24	195,000	194,712,775
Federation Des Caisses Desjardins,
144A	5.365(n)	05/06/24	100,000	99,911,214
144A	5.393(n)	05/13/24	71,000	70,863,210
144A	5.402(n)	06/12/24	55,500	55,143,152
144A	5.403(n)	05/08/24	65,000	64,922,998
144A	5.414(n)	06/28/24	40,000	39,646,066
144A	5.422(n)	07/02/24	114,000	112,923,498
Goldman Sachs International,
144A	5.446(n)	06/04/24	135,000	134,294,532
144A	5.472(n)	06/11/24	295,000	293,147,695
ING (U.S.) Funding LLC,
144A	5.402(n)	09/10/24	15,135	14,832,982
144A	5.435(n)	11/27/24	22,000	21,305,436

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
ING (U.S.) Funding LLC, (cont’d.)
144A	5.731%(n)	05/07/24	125,500	$125,369,933
144A	5.739(n)	05/16/24	34,000	33,919,339
144A	5.748(n)	06/07/24	61,500	61,149,969
144A, SOFR + 0.550%	5.870(c)	05/07/24	112,000	112,009,785

ING (U.S.) Funding LLC	5.356(n)	11/15/24	113,000	109,632,093

John Deere Credit, Inc., 144A	5.391(n)	05/23/24	70,000	69,761,909
Johnson & Johnson, 144A	5.397(n)	06/14/24	35,000	34,767,469
JPMorgan Securities LLC,
144A, SOFR + 0.320%	5.640(c)	02/07/25	60,000	60,009,558
144A, SOFR + 0.360%	5.680(c)	03/25/25	150,000	150,027,115
144A, SOFR + 0.610%	5.930(c)	10/25/24	107,000	107,068,499
144A, SOFR + 0.650%	5.970(c)	08/01/24	125,000	125,044,825

Kenvue, Inc., 144A	5.377(n)	05/29/24	11,000	10,952,778
Leland Stanford Junior University (The)	5.441(n)	06/20/24	10,125	10,047,415
LVMH Moet Hennessy Louis Vuitton SE,
144A	5.287(n)	11/12/24	39,000	37,880,494
144A	5.380(n)	11/18/24	35,000	33,965,855
144A	5.390(n)	10/15/24	15,000	14,629,420
144A	5.391(n)	11/19/24	40,000	38,812,518
144A	5.398(n)	09/16/24	15,000	14,692,617
144A	5.411(n)	12/02/24	30,000	29,054,964
144A	5.426(n)	01/08/25	92,000	88,632,286
144A	5.471(n)	09/20/24	6,000	5,873,572
144A	5.797(n)	05/14/24	17,000	16,964,855
144A	5.822(n)	06/14/24	13,000	12,913,144
144A	5.824(n)	06/12/24	20,000	19,872,362
144A	5.845(n)	07/08/24	11,000	10,887,120
144A	5.865(n)	06/10/24	20,000	19,878,344
144A	5.870(n)	06/14/24	9,000	8,939,869
Mercedes-Benz Finance North America LLC,
144A	5.353(n)	05/17/24	50,000	49,873,893
144A	5.363(n)	05/07/24	25,000	24,974,187
Mitsubishi Corp.,
144A	5.356(n)	07/01/24	14,500	14,365,649
144A	5.372(n)	08/01/24	37,000	36,485,762
144A	5.392(n)	05/06/24	34,000	33,969,813
144A	5.395(n)	07/19/24	50,000	49,402,222
144A	5.401(n)	06/10/24	30,000	29,816,833

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Mitsubishi Corp., (cont’d.)
144A	5.405%(n)	07/10/24	31,750	$31,413,115
144A	5.414(n)	08/02/24	31,750	31,303,983
144A	5.497(n)	10/21/24	15,000	14,610,530
144A	5.538(n)	10/25/24	50,000	48,672,252

National Australia Bank Ltd., 144A, SOFR + 0.440%	5.760(c)	11/01/24	60,000	60,068,702
National Securities Clearing Corp.,
144A	5.423(n)	06/18/24	16,000	15,883,293
144A	5.701(n)	05/10/24	42,000	41,937,903
144A	5.704(n)	05/14/24	35,000	34,927,506

Nestle Finance International Ltd., 144A	5.383(n)	09/30/24	25,000	24,442,400
New York Life Short Term Funding, 144A	5.389(n)	05/28/24	20,000	19,916,805
Nordea Bank Abp, 144A	5.653(n)	05/28/24	40,000	39,834,928
Ohiohealth Corp.	5.450	06/10/24	30,000	29,994,414

Ohiohealth Corp.	5.470	06/04/24	84,550	84,527,890

Ohiohealth Corp.	5.470	07/10/24	30,000	29,993,232

OMERS Finance Trust, 144A	5.403(n)	06/17/24	25,000	24,821,600
Ontario Teachers’ Finance Trust,
144A	0.000	01/06/25	40,000	38,534,560
144A	5.701(n)	05/07/24	17,000	16,982,415
144A	5.803(n)	06/03/24	45,000	44,772,880
144A	5.852(n)	06/11/24	37,000	36,768,972
144A	5.871(n)	07/03/24	47,500	47,050,643

Province of British Columbia	5.309(n)	07/10/24	10,000	9,894,236
Province of Canada,
144A	5.366(n)	06/07/24	150,000	149,156,400
144A	5.382(n)	08/02/24	50,000	49,304,487
144A	5.387(n)	07/02/24	83,000	82,223,203
144A	5.392(n)	06/18/24	64,000	63,534,914
Robert Bosch Finance LLC,
144A	5.393(n)	05/08/24	117,700	117,559,194
144A	5.401(n)	05/10/24	86,000	85,871,236

Royal Bank of Canada, 144A, USOIS + 0.630%	5.960(c)	07/11/24	100,000	100,092,549
Sanofi,
144A	5.383(n)	06/10/24	100,000	99,391,719

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Sanofi, (cont’d.)
144A	5.389%(n)	06/07/24	46,500	$46,237,993
144A	5.391(n)	06/21/24	100,000	99,228,281
144A	5.407(n)	07/10/24	100,000	98,945,387
144A	5.422(n)	07/17/24	138,700	137,091,635
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.310%	5.630(c)	03/17/25	36,000	35,999,114
144A, SOFR + 0.630%	5.950(c)	07/19/24	100,000	100,116,130
144A, SOFR + 0.650%	5.970(c)	05/31/24	110,000	110,052,735
ST Engineering North America, Inc.,
144A	5.372(n)	05/13/24	45,000	44,913,790
144A	5.382(n)	05/06/24	30,000	29,973,507
144A	5.423(n)	06/12/24	120,000	119,229,392

STE Transcore Holdings, Inc., 144A	5.372(n)	05/13/24	85,000	84,835,010
Svenska Handelsbanken,
144A	5.332(n)	03/13/25	70,000	66,748,014
144A	5.417(n)	01/06/25	12,000	11,557,211
144A	5.427(n)	11/01/24	63,000	61,271,930
Swedbank AB,
144A	5.435(n)	10/01/24	44,500	43,482,203
144A, SOFR + 0.350%	5.670(c)	04/04/25	125,000	125,015,750

Toronto-Dominion Bank (The)	5.442(n)	07/10/24	88,000	87,072,577

Toronto-Dominion Bank (The), 144A	5.418(n)	04/04/25	100,000	95,030,395
Toyota Industries Commercial Finance, Inc.,
144A	5.588(n)	06/03/24	25,650	25,521,333
144A	5.767(n)	06/13/24	15,000	14,902,565

Toyota Motor Finance (Netherlands) BV	5.731(n)	05/22/24	16,000	15,947,954
University Of Chicago	5.386(n)	05/01/24	28,000	27,995,738

University Of Chicago	5.416(n)	05/09/24	50,000	49,931,195

University Of Texas	5.380	05/02/24	15,000	14,999,858

University Of Texas	5.400	05/20/24	14,000	13,997,543

University Of Texas	5.400	05/23/24	10,000	9,998,015
Volvo Group Treas North America, Inc.,
144A	5.389(n)	05/21/24	60,000	59,806,975
144A	5.423(n)	06/18/24	55,000	54,582,075
144A	5.475(n)	07/16/24	64,500	63,727,249
144A	5.518(n)	10/22/24	39,000	37,932,330
Walmart, Inc.,
144A	5.370(n)	05/20/24	35,000	34,896,727
144A	5.381(n)	06/03/24	100,000	99,497,178

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Yale University	5.407%(n)	05/07/24	20,000	$19,979,311

Yale University	5.415(n)	06/18/24	11,000	10,919,764

Yale University	5.427(n)	06/20/24	22,000	21,832,915

Total Commercial Paper (cost $7,458,211,620)				7,457,373,513
Corporate Bonds 1.1%
Auto Manufacturers 0.0%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, Series B, MTN, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.643%(c)	09/13/24	3,000	3,000,042
Banks 0.5%
Banco Santander SA,
Sr. Preferred Notes	2.706	06/27/24	3,970	3,952,083
Sr. Preferred Notes, 1 Year US Treasury Yield Curve Rate CMT + 0.450%	5.742(ff)	06/30/24	22,600	22,595,932

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, Series J, MTN, SOFR + 0.200% (Cap N/A, Floor 0.000%)	5.555(c)	10/25/24	40,000	39,985,292
Nordea Bank Abp (Finland), Sr. Preferred Notes, 144A	0.625	05/24/24	10,000	9,969,632
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.970	07/26/24	6,000	5,978,228
				82,481,167
Insurance 0.4%
New York Life Global Funding, Sr. Sec’d. Notes, 144A, MTN, SOFR Index + 0.330%	5.683%(c)	01/14/25	75,000	74,991,566
Machinery-Diversified 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	5.553%(c)	10/11/24	30,000	29,997,374

Total Corporate Bonds (cost $190,542,905)				190,470,149

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements 25.4%
Banco Bilbao Vizcaya Argentaria,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $285,042,117 collateralized by U.S. Treasury Securities (coupon rates 2.375%-4.875%, maturity dates 04/30/26-10/15/28) with the aggregate value, including accrued interest, of $290,742,968.	285,000	$285,000,000
Banco Santander SA,
5.31%, dated 04/30/24, due 05/01/24 in the amount of $607,162,543 collateralized by FHLMC (coupon rates 1.500%-7.000%, maturity dates 12/01/35-05/01/54), FNMA (coupon rates 2.000%-7.000%, maturity dates 12/01/25-01/01/59) and U.S. Treasury Securities (coupon rate 0.625%, maturity date 11/30/27) with the aggregate value, including accrued interest, of $619,305,850.	607,073	607,073,000
Bank of Nova Scotia,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $180,026,600 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 02/01/28-02/01/54), FNMA (coupon rates 2.500%-6.000%, maturity dates 01/01/37-07/01/53), GNMA (coupon rates 2.000%-6.500%, maturity dates 05/20/27-11/20/53) and U.S. Treasury Securities (coupon rates 0.625%-4.875%, maturity dates 05/31/25-10/31/28) with the aggregate value, including accrued interest, of $183,627,167.	180,000	180,000,000
Canadian Imperial Bank of Commerce,
5.32%, dated 04/24/24, due 05/08/24 in the amount of $344,711,698 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.750%, maturity dates 07/31/24-11/15/53) with the aggregate value, including accrued interest, of $351,243,009.	344,000	344,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Cantor Fitzgerald,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $150,022,167 collateralized by FHLMC (coupon rates 0.000%-6.000%, maturity dates 09/15/26-04/01/54), FNMA (coupon rates 0.600%-6.000%, maturity dates 08/25/26-05/01/54), GNMA (coupon rates 2.400%-6.980%, maturity dates 03/20/35-02/20/74) and U.S. Treasury Securities (coupon rates 0.000%-4.000%, maturity dates 07/02/24-02/15/34) with the aggregate value, including accrued interest, of $153,022,683.	150,000	$150,000,000
CF Secured, LLC,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $350,051,722 collateralized by FHLMC (coupon rates 0.000%-6.500%, maturity dates 03/15/31-03/01/54), FNMA (coupon rates 0.000%-6.000%, maturity dates 01/15/30-04/01/54) and GNMA (coupon rates 2.500%-6.752%, maturity dates 12/20/33-07/20/73) with the aggregate value, including accrued interest, of $357,052,757.	350,000	350,000,000
Deutsche Bank AG,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $178,800,419 collateralized by FHLMC (coupon rates 0.000%-6.500%, maturity dates 01/28/25-04/01/54) and FNMA (coupon rates 0.375%-6.250%, maturity dates 09/06/24-05/15/29) with the aggregate value, including accrued interest, of $182,349,967.	178,774	178,774,000
ING Financial Markets LLC,
5.35%, dated 03/21/24, due 05/02/24 in the amount of $296,841,292 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 07/01/41-04/01/54), FNMA (coupon rates 1.500%-6.500%, maturity dates 06/01/33-05/01/58) and GNMA (coupon rates 3.500%-4.500%, maturity dates 12/20/51-07/20/52) with the aggregate value, including accrued interest, of $300,900,000.	295,000	295,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
ING Financial Markets LLC, (cont’d.)
5.35%, dated 03/22/24, due 05/03/24 in the amount of $384,384,317 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 01/01/42-04/01/54), FNMA (coupon rates 1.500%-7.000%, maturity dates 12/01/30-03/01/54) and GNMA (coupon rate 4.500%, maturity date 07/20/52) with the aggregate value, including accrued interest, of $389,640,001.	382,000	$382,000,000
5.33%, dated 04/25/24, due 05/02/24 in the amount of $70,072,547 collateralized by FHLMC (coupon rate 2.000%, maturity date 12/01/50) and FNMA (coupon rates 2.000%-6.500%, maturity dates 07/01/33-07/01/56) with the aggregate value, including accrued interest, of $71,400,000.	70,000	70,000,000
Mizuho Securities USA LLC,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $200,029,556 collateralized by U.S. Treasury Securities (coupon rate 4.625%, maturity date 04/30/29) with the aggregate value, including accrued interest, of $204,000,042.	200,000	200,000,000
Natixis,
5.33%, dated 03/21/24, due 05/02/24 in the amount of $219,355,597 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 01/02/50-11/01/53), FNMA (coupon rates 2.500%-6.000%, maturity dates 05/01/44-05/01/54), GNMA (coupon rates 4.000%-6.000%, maturity dates 11/20/48-01/20/53) and U.S. Treasury Securities (coupon rates 0.500%-2.750%, maturity dates 11/15/24-11/15/51) with the aggregate value, including accrued interest, of $222,360,001.	218,000	218,000,000
NatWest Markets Securities, Inc.,
5.33%, dated 04/24/24, due 05/01/24 in the amount of $150,155,458 collateralized by FFCSB (coupon rates 1.000%-5.500%, maturity dates 11/25/24-10/15/49) and FNMA (coupon rate 5.000%, maturity date 07/01/52) with the aggregate value, including accrued interest, of $153,158,568.	150,000	150,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
NatWest Markets Securities, Inc., (cont’d.)
5.33%, dated 04/30/24, due 05/07/24 in the amount of $175,181,368 collateralized by FNMA (coupon rates 4.500%-5.000%, maturity dates 06/01/49-07/01/52) with the aggregate value, including accrued interest, of $178,684,996.	175,000	$175,000,000
Nomura International PLC,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $500,073,889 collateralized by FHLMC (coupon rates 1.500%-6.500%, maturity dates 10/01/29-04/01/54), FNMA (coupon rates 1.500%-6.500%, maturity dates 07/01/26-04/01/54) and GNMA (coupon rates 2.000%-5.500%, maturity dates 09/20/46-03/20/54) with the aggregate value, including accrued interest, of $510,075,651.	500,000	500,000,000
Santander Bank, N.A.,
5.32%, dated 04/30/24, due 05/01/24 in the amount of $175,025,861 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 01/01/26-07/01/53), GNMA (coupon rates 2.000%-6.000%, maturity dates 01/20/34-07/15/41) and U.S. Treasury Securities (coupon rates 0.125%-4.750%, maturity dates 05/15/24-07/15/29) with the aggregate value, including accrued interest, of $178,526,379.	175,000	175,000,000
Wells Fargo Securities LLC,
5.33%, dated 04/25/24, due 05/02/24 in the amount of $100,103,639 collateralized by FNMA (coupon rates 3.000%-6.500%, maturity dates 11/01/25-02/01/54) with the aggregate value, including accrued interest, of $102,105,712.	100,000	100,000,000
5.32%, dated 04/30/24, due 05/01/24 in the amount of $300,044,333 collateralized by FHLMC (coupon rates 1.500%-7.000%, maturity dates 07/01/25-05/01/54) with the aggregate value, including accrued interest, of $306,045,220.	300,000	300,000,000

Total Repurchase Agreements (cost $4,659,847,000)		4,659,847,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligation 0.2%
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%) (cost $43,000,000)	5.345%(c)	10/11/24	43,000	$42,999,506
U.S. Treasury Obligations(n) 8.0%
U.S. Treasury Bills	5.173	08/08/24	132,000	130,099,695

U.S. Treasury Bills	5.272	06/04/24	130,250	129,600,794

U.S. Treasury Bills	5.299	06/11/24	262,000	260,428,982

U.S. Treasury Bills	5.302	05/09/24	97,000	96,886,154

U.S. Treasury Bills	5.321	08/01/24	128,000	126,284,457

U.S. Treasury Bills	5.326	07/25/24	85,000	83,946,856

U.S. Treasury Bills	5.327	08/20/24	321,000	315,801,504

U.S. Treasury Bills	5.335	08/27/24	328,500	322,852,448

Total U.S. Treasury Obligations (cost $1,466,035,993)				1,465,900,890

Total Short-Term Investments (cost $15,563,299,391)				15,562,462,237

TOTAL INVESTMENTS 100.4% (cost $18,402,699,391)				18,403,621,185
Liabilities in excess of other assets (0.4)%				(81,662,267)

Net Assets 100.0%				$18,321,958,918

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CMT	Constant Maturity Treasury
FFCSB	Federal Farm Credit System Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
USOIS	United States Overnight Index Swap

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).